Plan Assets Categories at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 150,226		¥ 143,984		¥ 135,472
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	23,296		24,633
Level 1 | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,774		2,561
Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,366		5,731
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	9,512		5,374
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,644		10,967
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	125,481		117,783
Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,598	[1]	10,583	[1]
Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,830	[2]	2,596	[2]
Level 2 | Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,211	[3]	4,483	[3]
Level 2 | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,455	[4]	5,078	[4]
Level 2 | Debt Long/Short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,522	[5]	11,130	[5]
Level 2 | Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	87,633		81,738
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,232		2,175
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,449		1,568		1,465
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,449		1,568
Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,774		2,561
International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,366		5,731
Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,598	[1]	10,583	[1]
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	9,512		5,374
Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,830	[2]	2,596	[2]
Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,211	[3]	4,483	[3]
Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,455	[4]	5,078	[4]
Debt Long/Short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,522	[5]	11,130	[5]
Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	87,633		81,738
Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,681		3,743
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 4,644		¥ 10,967

[1]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
[2]	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
[3]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
[4]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
[5]	This category includes trust funds that mainly invest both long and short in government bonds.